John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 6/30/19

Fund’s investments

As of 6-30-19 (unaudited)

	Shares	Value
Common stocks 98.4%		$1,988,479,984
(Cost $1,697,070,133)
Australia 2.0%		40,070,729

Commonwealth Bank of Australia	213,750	12,437,802
Macquarie Group, Ltd.	130,701	11,528,625
Westpac Banking Corp.	808,033	16,104,302
Canada 6.4%		130,223,051

BCE, Inc.	797,801	36,297,189
Nutrien, Ltd.	317,903	16,995,094
Pembina Pipeline Corp.	594,896	22,145,913
Rogers Communications, Inc., Class B (A)	362,829	19,422,178
Royal Bank of Canada	187,870	14,930,038
TELUS Corp. (A)	552,728	20,432,639
France 8.0%		161,843,432

AXA SA	1,417,209	37,218,351
Cie Generale des Etablissements Michelin SCA	155,207	19,624,609
Sanofi	285,908	24,708,833
SCOR SE	277,740	12,175,796
TOTAL SA	565,010	31,693,553
Unibail-Rodamco-Westfield	125,255	18,764,141
Vinci SA	172,906	17,658,149
Germany 6.2%		125,725,794

Allianz SE	154,739	37,319,379
BASF SE	251,386	18,288,141
Deutsche Post AG	590,211	19,416,068
Muenchener Rueckversicherungs-Gesellschaft AG	152,484	38,221,275
Siemens AG	104,833	12,480,931
Italy 3.7%		74,241,159

Assicurazioni Generali SpA	1,106,195	20,826,980
Snam SpA	5,707,967	28,396,126
Terna Rete Elettrica Nazionale SpA	3,926,482	25,018,053
Japan 1.5%		30,250,639

Takeda Pharmaceutical Company, Ltd.	481,400	17,124,763
Tokio Marine Holdings, Inc.	261,600	13,125,876
Netherlands 1.6%		31,937,007

Royal Dutch Shell PLC, ADR, Class A	490,810	31,937,007
Norway 0.9%		18,039,852

Orkla ASA	2,032,676	18,039,852
Singapore 0.6%		13,119,353

Singapore Telecommunications, Ltd.	5,068,683	13,119,353
South Korea 0.8%		15,297,885

Samsung Electronics Company, Ltd., GDR (B)	15,038	15,297,885
Spain 0.7%		13,319,796

Naturgy Energy Group SA	483,322	13,319,796
Sweden 0.6%		11,239,160

Svenska Handelsbanken AB, A Shares (A)	1,138,870	11,239,160

2 JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland 3.3%		$65,689,010

Nestle SA	166,099	17,194,941
Novartis AG	292,035	26,660,394
Roche Holding AG	77,648	21,833,675
Taiwan 0.5%		10,932,386

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	279,101	10,932,386
United Kingdom 10.0%		202,860,878

AstraZeneca PLC, ADR	588,836	24,307,150
BAE Systems PLC	3,535,025	22,217,300
British American Tobacco PLC	552,757	19,300,098
British American Tobacco PLC, ADR	198,094	6,907,538
GlaxoSmithKline PLC	1,256,184	25,180,101
Imperial Brands PLC	956,433	22,442,930
Lloyds Banking Group PLC	21,179,724	15,211,757
Micro Focus International PLC	618,107	16,256,267
National Grid PLC	2,407,080	25,599,074
Unilever PLC	409,802	25,438,663
United States 51.6%		1,043,689,853

3M Company	64,325	11,150,096
AbbVie, Inc.	214,906	15,627,964
Altria Group, Inc.	566,371	26,817,667
Ameren Corp.	210,347	15,799,163
American Electric Power Company, Inc.	212,389	18,692,356
Arthur J. Gallagher & Company	138,189	12,103,975
AT&T, Inc.	919,673	30,818,237
BB&T Corp.	291,418	14,317,366
BlackRock, Inc.	27,229	12,778,570
Broadcom, Inc.	38,801	11,169,256
Chevron Corp.	146,634	18,247,135
Cisco Systems, Inc.	395,902	21,667,716
CME Group, Inc.	63,989	12,420,905
Dominion Energy, Inc.	322,668	24,948,690
Dow, Inc.	311,776	15,373,675
Duke Energy Corp.	392,103	34,599,169
Eaton Corp. PLC	306,330	25,511,162
Emerson Electric Company	251,191	16,759,464
Entergy Corp.	327,433	33,702,679
Enterprise Products Partners LP	885,636	25,568,311
Exxon Mobil Corp.	293,397	22,483,012
FirstEnergy Corp.	745,405	31,910,788
Hanesbrands, Inc. (A)	727,025	12,519,371
IBM Corp.	102,110	14,080,969
Intel Corp.	244,384	11,698,662
Iron Mountain, Inc.	637,168	19,943,358
Johnson & Johnson	104,152	14,506,291
Kimberly-Clark Corp.	146,358	19,506,594
Las Vegas Sands Corp.	348,536	20,594,992
Leggett & Platt, Inc.	343,771	13,190,493
Lockheed Martin Corp.	49,693	18,065,393
LyondellBasell Industries NV, Class A	157,930	13,602,511
Magellan Midstream Partners LP (A)	266,848	17,078,272
McDonald’s Corp.	83,049	17,245,955
Merck & Company, Inc.	215,341	18,056,343

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND 3

	Shares	Value
United States (continued)
MetLife, Inc.	440,435	$21,876,406
Microsoft Corp.	127,090	17,024,976
Occidental Petroleum Corp.	339,006	17,045,222
People’s United Financial, Inc.	690,946	11,594,074
PepsiCo, Inc.	130,020	17,049,523
Pfizer, Inc.	647,379	28,044,458
Philip Morris International, Inc.	316,542	24,858,043
Phillips 66	196,753	18,404,276
PPL Corp.	692,988	21,489,558
Public Storage	57,181	13,618,799
Target Corp.	175,188	15,173,033
Texas Instruments, Inc.	181,756	20,858,319
The Coca-Cola Company	286,589	14,593,112
The Procter & Gamble Company	151,804	16,645,309
United Parcel Service, Inc., Class B	123,213	12,724,207
Verizon Communications, Inc.	593,601	33,912,425
Watsco, Inc.	81,688	13,358,439
WEC Energy Group, Inc.	181,071	15,095,889
Wells Fargo & Company	259,985	12,302,490
Welltower, Inc.	434,990	35,464,735

	Yield (%)		Shares	Value
Securities lending collateral 1.6%				$32,939,862
(Cost $32,940,524)
John Hancock Collateral Trust (C)	2.4614	(D)	3,291,550	32,939,862
Total investments (Cost $1,730,010,657) 100.0%				$2,021,419,846
Other assets and liabilities, net (0.0%)				(587,297)
Total net assets 100.0%				$2,020,832,549

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-19. The value of securities on loan amounted to $31,722,333.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.

The fund had the following sector composition as a percentage of net assets on 6-30-19:

Financials	16.6%
Utilities	13.0%
Energy	11.5%
Consumer staples	11.3%
Health care	10.6%
Industrials	8.4%
Communication services	7.6%
Information technology	6.9%
Consumer discretionary	4.9%
Real estate	4.4%
Materials	3.2%
Short-term investments and other	1.6%

TOTAL	100.0%

4 JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2019, by major security category or type:

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$40,070,729	—	$40,070,729	—
Canada	130,223,051	$130,223,051	—	—
France	161,843,432	—	161,843,432	—
Germany	125,725,794	—	125,725,794	—
Italy	74,241,159	—	74,241,159	—
Japan	30,250,639	—	30,250,639	—
Netherlands	31,937,007	31,937,007	—	—
Norway	18,039,852	—	18,039,852	—
Singapore	13,119,353	—	13,119,353	—
South Korea	15,297,885	—	15,297,885	—
Spain	13,319,796	—	13,319,796	—
Sweden	11,239,160	—	11,239,160	—
Switzerland	65,689,010	—	65,689,010	—
Taiwan	10,932,386	10,932,386	—	—
United Kingdom	202,860,878	31,214,688	171,646,190	—
United States	1,043,689,853	1,043,689,853	—	—
Securities lending collateral	32,939,862	32,939,862	—	—

Total investments in securities	$2,021,419,846	$1,280,936,847	$740,482,999	—

5

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	2,852,238	33,488,690	(33,049,378)	3,291,550	—	—	$1,460	($1,236)	$32,939,862

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

320Q1 06/19
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	8/19